Property, equipment and software, net (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of property, equipment and software, net
	As of December 31,
	2017	2018
	RMB	RMB	US$
Computer and electronic equipment	38,298	55,523	8,075
Leasehold improvement	38,900	46,596	6,777
Vehicles	20,985	20,615	2,998
Office furniture and equipment	6,094	4,321	628
Software	11,053	18,089	2,632
Total	115,330	145,144	21,110
Less: Accumulated depreciation and amortization	(15,897)	(56,413)	(8,205)
Property, equipment and software, net	99,433	88,731	12,905